Amortized Cost and Fair Value of The Underlying Securities Used As Collateral For Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of collateral	$ 98,401	$ 316,565
Fair value of collateral	102,673	330,315
Mortgage-backed securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of collateral	98,401	316,565
Fair value of collateral	$ 102,673	$ 330,315